Schedule of provisions for contingencies (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Other provisions Beginning Balance	R$ 1,892	R$ 1,888	R$ 641
Additions	257	291	1,468
Reversals	(147)	(105)	(68)
Settled / Reversal	(113)	(185)	(153)
Other provisions ending balance	1,889	1,892	1,888
Provisions arising from business combination		3
Labour provision [member]
IfrsStatementLineItems [Line Items]
Other provisions Beginning Balance	427	497	457
Additions	81	106	180
Reversals	(46)	(60)	(44)
Settled / Reversal	(58)	(116)	(96)
Other provisions ending balance	404	427	497
Customer Relations [Member]
IfrsStatementLineItems [Line Items]
Other provisions Beginning Balance	23	19	19
Additions	36	22	21
Reversals			(1)
Settled / Reversal	(26)	(18)	(20)
Other provisions ending balance	33	23	19
Other Civil Actions [Member]
IfrsStatementLineItems [Line Items]
Other provisions Beginning Balance	32	18	29
Additions	19	21	16
Reversals	(1)		(12)
Settled / Reversal	(12)	(7)	(15)
Other provisions ending balance	38	32	18
Civil Case [Member]
IfrsStatementLineItems [Line Items]
Other provisions Beginning Balance	55	37	48
Additions	55	43	37
Reversals	(1)		(13)
Settled / Reversal	(38)	(25)	(35)
Other provisions ending balance	71	55	37
Provision for taxes other than income tax [member]
IfrsStatementLineItems [Line Items]
Other provisions Beginning Balance	1,294	1,260	52
Additions	91	113	1,236
Reversals	(89)	(38)	(8)
Settled / Reversal	(1)	(41)	(20)
Other provisions ending balance	1,295	1,294	1,260
Regulatory Other Provisions [Member]
IfrsStatementLineItems [Line Items]
Other provisions Beginning Balance	52	36	37
Additions	7	16	2
Reversals	(8)		(1)
Settled / Reversal	(3)		(2)
Other provisions ending balance	48	52	36
Other [Member]
IfrsStatementLineItems [Line Items]
Other provisions Beginning Balance	64	58	46
Additions	23	13	13
Reversals	(3)	(7)	(1)
Settled / Reversal	(13)	(3)
Other provisions ending balance	R$ 71	64	58
Provisions arising from business combination		R$ 3
Other environment related provision [member]
IfrsStatementLineItems [Line Items]
Other provisions Beginning Balance			1
Reversals			R$ (1)